Operating Profit	12 Months Ended
Feb. 28, 2026
Operating Profit [Abstract]
OPERATING PROFIT

20. OPERATING PROFIT

		Year ended February 28/29
Figures in Rand thousands	Notes	2026	2025	2024

Operating profit is stated after accounting for the following charges:
Depreciation of property, plant and equipment	5	814,278	606,487	588,660
Amortization of capitalized commission assets	6	138,574	100,223	83,155
Amortization of intangible assets	7	56,426	56,072	59,482
Employee benefits expense		1,630,689	1,251,384	1,076,244
Defined contribution plan		59,855	41,113	45,468